Earnings Per Share - Schedule of Earnings Per Calculation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018
Earnings Per Share [Abstract]
Net income for the period- attributable to ordinary equity holders of the parent (in USD k)	$ 24,253	$ 24,748	$ 18,954	$ 25,817	$ 53,081	$ 26,754	$ 67,955	$ 105,652
Weighted average number of ordinary shares (in thousands of shares)	60,212			59,590			59,907	59,545
Basic EPS (in USD per share)	$ 0.40			$ 0.43			$ 1.13	$ 1.77
Dilutive effect of share based payments (in thousands of shares)	1,241			1,153			1,324	1,330
Weighted average number of diluted ordinary shares (in thousands of shares)	61,453			60,743			61,231	60,875
Diluted EPS (in USD per share)	$ 0.39			$ 0.43			$ 1.11	$ 1.74